Intangible Assets and Liabilities (Details Narrative) - USD ($) $ in Thousands		6 Months Ended
	Jul. 04, 2025	Jun. 30, 2025
Finite-Lived Intangible Assets [Line Items]
Amortization method		straight-line
Remaining favorable lease terms		4 years 7 months 6 days
Amortization method		straight-line
Remaining unfavorable lease terms		9 months 18 days
Subsequent Event [Member]
Finite-Lived Intangible Assets [Line Items]
Remaining favorable lease terms	1 year
Accelerated amortization	$ 27,277